NAA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 100.0%
	Communications - 4.6%
16,423	Match Group, Inc.(a)	$537,196
5,965	Omnicom Group, Inc.	513,229
2,820	T-Mobile US, Inc.	622,459
3,331	VeriSign, Inc.(a)	689,384
6,586	Walt Disney Co. (The)	733,350
		3,095,618
	Consumer Discretionary - 5.5%
59,852	Ford Motor Company	592,535
11,339	Las Vegas Sands Corp. (a)	582,371
16,091	LKQ Corporation	591,344
8,051	NIKE, Inc., Class B	609,219
521	O’Reilly Automotive, Inc.(a)	617,802
5,462	TJX Cos., Inc. (The)	659,864
		3,653,135
	Consumer Staples - 10.7%
11,506	Altria Group, Inc.	601,649
9,669	Coca-Cola Co. (The)	601,992
6,610	Colgate-Palmolive Company	600,915
918	Costco Wholesale Corp.	841,136
7,694	McCormick & Company, Inc.	586,590
10,876	Molson Coors Brewing Company, Class B	623,412
9,057	Mondelez International, Inc., Class A	540,975
5,101	Procter & Gamble Co. (The)	855,183
62,061	Walgreens Boots Alliance, Inc.	579,029
14,840	Walmart, Inc.	1,340,794
		7,171,675
	Energy - 6.2%
5,937	Chevron Corporation	859,915
11,024	ConocoPhillips	1,093,250
24,523	Coterra Energy, Inc.	626,317
14,528	Exxon Mobil Corporation	1,562,778
		4,142,260
	Financials - 20.7%
2,289	American Express Co.	679,352

NAA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 100.0% (Continued)
	Financials - 20.7% (Continued)
23,811	Bank of America Corporation	$1,046,493
4,903	Berkshire Hathaway, Inc., Class B(a)	2,222,432
5,592	Brown & Brown, Inc.	570,496
3,831	Capital One Financial Corporation	683,144
2,224	Chubb Ltd.	614,492
9,830	Citigroup, Inc.	691,933
4,035	Discover Financial Services	698,983
1,680	Everest Re Group Ltd.	608,933
28,242	Franklin Resources, Inc.	573,030
1,220	Goldman Sachs Group, Inc. (The)	698,596
9,300	JPMorgan Chase & Co.	2,229,304
2,527	Travelers Companies, Inc. (The)	608,729
14,449	Truist Financial Corporation	626,798
12,934	U.S. Bancorp	618,633
9,773	Wells Fargo & Company	686,456
		13,857,804
	Health Care - 16.4%
1,947	Amgen, Inc.	507,466
8,049	Bio-Techne Corporation	579,769
5,585	Cardinal Health, Inc.	660,538
9,771	Centene Corporation(a)	591,927
3,308	Charles River Laboratories International, Inc.(a)	610,657
11,062	CVS Health Corporation	496,573
8,405	DexCom, Inc.(a)	653,657
1,546	Elevance Health Incorporated	570,319
7,085	Gilead Sciences, Inc.	654,442
1,707	HCA Healthcare, Inc.	512,356
2,353	Humana, Inc.	596,980
2,560	Insulet Corporation(a)	668,339
2,930	IQVIA Holdings, Inc.(a)	575,774
6,169	Merck & Company, Inc.	613,692
2,532	ResMed, Inc.	579,043
1,962	UnitedHealth Group, Inc.	992,498
1,293	Vertex Pharmaceuticals, Inc.(a)	520,691

NAA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 100.0% (Continued)
	Health Care - 16.4% (Continued)
3,434	Zoetis, Inc.	$559,502
		10,944,223
	Industrials - 12.8%
2,960	Cintas Corp.	540,792
1,524	Deere & Company	645,718
10,431	Delta Air Lines, Inc.	631,076
4,265	Jacobs Solutions, Inc.	569,889
8,195	Johnson Controls International PLC	646,831
2,501	L3Harris Technologies, Inc.	525,910
1,226	Northrop Grumman Corporation	575,350
945	Parker-Hannifin Corporation	601,048
2,234	Rockwell Automation, Inc.	638,455
12,486	Rollins, Inc.	578,726
19,681	Southwest Airlines Company	661,675
7,728	United Airlines Holdings, Inc.(a)	750,389
3,250	Westinghouse Air Brake Technologies Corporation	616,168
4,987	Xylem, Inc.	578,592
		8,560,619
	Materials - 2.4%
2,468	Ecolab, Inc.	578,302
13,597	Freeport-McMoRan, Inc.	517,773
4,194	Nucor Corporation	489,482
		1,585,557
	Real Estate - 3.5%
2,922	American Tower Corp. REIT	535,924
3,422	Digital Realty Trust, Inc. REIT	606,823
3,752	Extra Space Storage, Inc. REIT	561,299
3,613	Simon Property Group, Inc. REIT	622,195
		2,326,241
	Technology - 12.0%
5,840	Akamai Technologies, Inc.(a)	558,596
14,444	Cisco Systems, Inc.	855,085
8,224	CoStar Group, Inc.(a)	588,756
1,299	FactSet Research Systems, Inc.	623,884

NAA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 100.0% (Continued)
	Technology - 12.0% (Continued)
3,142	Fiserv, Inc.(a)	$645,430
20,428	Gen Digital, Inc.	559,319
29,185	Intel Corp.	585,159
1,262	Mastercard, Inc., Class A	664,531
1,356	Motorola Solutions, Inc.	626,784
5,168	NetApp, Inc.	599,901
2,548	NXP Semiconductors N.V.	529,602
8,519	ON Semiconductor Corporation(a)	537,123
7,898	PayPal Holdings, Inc.(a)	674,094
		8,048,264
	Utilities - 5.2%
4,383	American Water Works Company, Inc.	545,640
5,437	Duke Energy Corporation	585,782
7,394	Edison International	590,337
15,662	Exelon Corporation	589,518
14,437	FirstEnergy Corporation	574,304
18,579	PPL Corporation	603,074
		3,488,655

	TOTAL COMMON STOCKS (Cost $63,600,163)	66,874,051

	TOTAL INVESTMENTS - 100.0% (Cost $63,600,163)	$66,874,051
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%(b)	18,105
	NET ASSETS - 100.0%	$66,892,156

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%

plc – Public Limited Company

REIT – Real Estate Investment Trust